Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Customer Deposits [Line Items]
Advances for real estate properties	$ 1,683,218,520	$ 1,412,304,143
Add: (decrease)/ increase in revenue recognized in excess of amounts received from customers	76,399,991	(16,222,702)
Less: recognized as progress billings (Note 4)	(1,321,276,798)	(1,245,536,188)
Customer deposits (Note 2(h),2(n))	$ 438,341,713	$ 150,545,253
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%